Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances	₨ 68,842		₨ 34,087	₨ 41,966
Demand deposits with banks	100,951		110,412	116,563
Cash and cash equivalents	₨ 169,793	$ 2,321	₨ 144,499	₨ 158,529